UNITED CAPITAL INVESTMENT CORP.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED

                             JUNE 30, 2000 AND 1999

                              FINANCIAL STATEMENTS


                                Table of Contents                           Page


       Accountants' Review Report .........................................    1


       Statements of Assets and Liabilities of United Capital
            Investment Corp. as of June 30, 2000 and 1999 .................  3-4

       Statements of Operations for the six months ended June 30, 2000
            and 1999 and the year ended December 31, 1999 .................    5

       Statements of Cash Flows for the six months ended June 30, 2000
            and 1999 and the year ended December 31, 1999 .................    6

       Statements of Stockholders' Equity for the six months ended
            June 30, 2000 and 1999 and the year ended December 31, 1999 ...    7

       Notes to the Financial Statements .................................. 8-11

       Schedule of Portfolio Investments ..................................   12

       Selected Per Share Data and Ratios .................................   13

Board of Directors
United Capital Investment Corp.

                           Accountant's Review Report

     We have reviewed the accompanying statements of assets and liabilities of United Capital Investment Corp. (the "Company"), as of June 30, 2000 and 1999 and the related statements of operations, cash flows and stockholders' equity for the six month periods then ended. These financial statements are the responsibility of the Company's management.

     We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the accompanying reviewed financial statements in order for them to be in conformity with generally accepted accounting principles.

     Our review was made for the purpose of expressing limited assurance that there are no material modifications that should be made to the financial statements in order for them to be in conformity with generally accepted accounting principles. The information included in the accompanying schedule of portfolio investments and per share data and ratios is presented only for supplementary analysis purposes. Such information has been subjected to the same inquiry and analytical procedures applied in the review of the basic financial statements and we are not aware of any material modifications that should be made thereto.

New York, New York
August 17, 2000



Michael C. Finkelstein
Certified Public Accountant
Certified Public Accountants

                         UNITED CAPITAL INVESTMENT CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES


                                     ASSETS

                                                                             June 30,
                                                                       2000              1999
                                                                   -----------       -----------
Portfolio Securities - Long Term Portion (Note 2)                  $ 1,709,918       $ 2,796,423
     Less:  Unrealized Depreciation on Loans Receivable                (89,654)          (93,441)
                                                                   -----------       -----------
                                                                     1,620,264         2,702,982

     Less:  Current Maturities - Loans Receivable                      222,289           363,535
                                                                   -----------       -----------

          Total Loans Receivable - Net of Current Maturities         1,397,975         2,339,447
                                                                   -----------       -----------

Current Assets:
     Cash                                                            1,454,492         2,094,139
     Accrued Interest                                                   15,712            23,847
     Current Maturities - Loans Receivable (Note 2)                    222,289           363,535
     Other Assets                                                       13,984            43,212
                                                                   -----------       -----------

          Current Assets                                             1,706,477         2,524,733
                                                                   -----------       -----------

          Total Assets                                             $ 3,104,452       $ 4,864,180
                                                                   ===========       ===========

      See Accountants' Review Report and Notes to the Financial Statements

                         UNITED CAPITAL INVESTMENT CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES

                      LIABILITIES AND STOCKHOLDERS' EQUITY

                                                                                      June 30,
                                                                                2000             1999
                                                                            -----------      -----------
Long Term Debt:
     Debenture Payable to SBA (Note 4)                                      $   400,000      $ 1,800,000
     Class B, 4% Cumulative, 15 Year Redeemable
       Preferred Stock (Note 5)                                                 900,000          900,000
                                                                            -----------      -----------

          Total Long Term Debt                                                1,300,000        2,700,000
                                                                            -----------      -----------

Current Liabilities
     Accrued Interest                                                            17,750           20,034
     Other Current Liabilities                                                    5,859           62,060
     Accrued SBA Dividends                                                      162,000          126,000
                                                                            -----------      -----------

          Total Current Liabilities                                             185,609          208,094
                                                                            -----------      -----------

          Total Liabilities                                                   1,485,609        2,908,094
                                                                            -----------      -----------

Commitments and Contingencies                                                        --               --

Stockholders' Equity: (Notes 5, 6 and 8)
     Class A, 3% Cumulative Preferred Stock, $1,000 Par Value;
     1,000 Shares Authorized; 0 Shares Issued and Outstanding                        --               --

Class B, 4% Cumulative, 15 Year Redeemable Preferred Stock,
     $1,000 Par Value; 3,000 Shares Authorized: 900 Shares
     Issued and Outstanding (See Long Term Debt and Note 5)                          --               --

Common Stock, $.01 Par Value; 300,000 Shares Authorized:
     199,000 Shares Issued and Outstanding                                        1,990            1,990

Additional Paid in Capital                                                    2,066,493        2,066,493
Retained Earnings (Deficit)                                                    (449,640)        (112,397)
                                                                            -----------      -----------

          Total Stockholders' Equity                                          1,618,843        1,956,086
                                                                            -----------      -----------

          Total Liabilities and Stockholders' Equity                        $ 3,104,452      $ 4,864,180
                                                                            ===========      ===========

       See Accountants' Review Report and Notes to the Financial Statement

                         UNITED CAPITAL INVESTMENT CORP.
                            STATEMENTS OF OPERATIONS

                                                                                        Six Months Ended               Year Ended
                                                                                            June 30,                  December 31,
                                                                                      2000              1999              1999
                                                                                   ---------         ---------         ---------
Revenue:
     Interest Earned on Outstanding Receivables                                    $  92,990         $ 149,955         $ 273,992
     Interest Income on Idle Funds                                                    63,270            45,176            89,499
     Other Income                                                                      7,292             4,949             9,499
                                                                                   ---------         ---------         ---------

          Total Revenue                                                              163,552           200,080           372,990
                                                                                   ---------         ---------         ---------

Expenses:
     Interest                                                                         92,000            72,462           146,000
     Officers Salaries                                                                68,335            77,022           147,000
     Professional Fees                                                                22,792            14,306            46,215
     Insurance Expense                                                                 2,878             2,945             7,104
     Pension Expense                                                                   7,000             7,700            15,075
     Payroll and Other Taxes                                                           5,648             6,105            10,904
     Depreciation and Amortization                                                    35,883             3,345             6,690
     Other Operating Expenses                                                         18,567            19,418            40,206
                                                                                   ---------         ---------         ---------

          Total Expenses                                                             253,103           203,303           419,194
                                                                                   ---------         ---------         ---------

          Net Investment Income (Loss)                                               (89,551)           (3,223)          (46,204)

          Unrealized Depreciation in Value of
            Investments and Bad Debt Write-Off                                        92,394            54,961           130,850
                                                                                   ---------         ---------         ---------

          Net Income Before Taxes                                                   (181,945)          (58,184)         (177,054)
          Provision for Taxes                                                            455               707               680
                                                                                   ---------         ---------         ---------

          Net (Loss) Income                                                        $(182,400)        $ (58,891)        $(177,734)
                                                                                   =========         =========         =========

          Earnings (Loss)
          Per Common Share, Net of Preferred Dividends (Note 2)                    $   (1.01)        $    (.30)        $    (.89)
                                                                                   =========         =========         =========

          Actual Dividends Paid Per Common Share                                   $      --         $      --         $      --
                                                                                   =========         =========         =========

     Common Stock Outstanding                                                        199,000           199,000           199,000
                                                                                   =========         =========         =========

      See Accountants' Review Report and Notes to the Financial Statements

                         UNITED CAPITAL INVESTMENT CORP.
                            STATEMENTS OF CASH FLOWS

                                                                      Six Months Ended
                                                                          June 30,
                                                                    2000            1999
                                                                -----------     -----------
Cash Flow from Operating Activities:
     Net (Loss) Income                                          $  (182,400)    $   (58,891)
     Depreciation and Amortization                                   35,883           3,345
     Decrease (Increase) in Accrued Interest                         19,203          (1,466)
     (Decrease) in Accrued Liabilities                              (10,642)           (148)
     Dividends Paid and Accrued to the SBA                          (18,000)        (18,000)
     (Increase) in Other Assets                                     (10,000)             --
     Unrealized Depreciation in Value of Investments                 92,394          54,961
                                                                -----------     -----------

Net Cash Provided (Used) by Operating Activities                    (73,562)        (20,199)
                                                                -----------     -----------

Cash Flow from Investing Activities:
     Loans Receivable Originated                                    (50,000)       (130,000)
     Repayment of Loans Receivable                                  655,879         506,528
                                                                -----------     -----------

Net Cash Provided by Investing Activities                           605,879         376,528
                                                                -----------     -----------

Cash Flow From Financing Activities:
     Repayment of SBA Debentures                                 (1,400,000)             --
     (Increase) in Accrued SBA Dividends                             18,000          18,000
                                                                -----------     -----------

Net Cash Provided by Financing Activities                        (1,382,000)         18,000
                                                                -----------     -----------

Net (Decrease) Increase in Cash                                    (849,683)        374,329

Cash Balance - Beginning of Period                                2,304,175       1,719,810
                                                                -----------     -----------

Cash Balance - End of Period                                    $ 1,454,492     $ 2,094,139
                                                                ===========     ===========

Supplemental Disclosures of Cash Flow Information
   Cash Paid During the Year For:

     Interest                                                   $    66,310     $    72,928
                                                                ===========     ===========

     Taxes                                                      $       455     $       707
                                                                ===========     ===========

      See Accountants' Review Report and Notes to the Financial Statements

                         UNITED CAPITAL INVESTMENT CORP.
                       STATEMENTS OF STOCKHOLDERS' EQUITY

                                                                                       Six Months Ended                  Year Ended
                                                                                            June 30,                    December 31,
                                                                                    2000                1999                1999
                                                                                -----------         -----------         -----------
Class A, 3% Cumulative Preferred Stock, $1,000 Par Value,
   1,000 Shares Authorized; No Shares
   Issued and Outstanding                                                       $        --         $        --         $        --
                                                                                -----------         -----------         -----------

Class B, 4% Cumulative, 15 Year Redeemable Preferred Stock,
   $1,000 Par Value; 3,000 Shares Authorized: 900 Shares
   Issued and Outstanding (See Long Term Debt and Note 5)                                --                  --                  --
                                                                                -----------         -----------         -----------

Common Stock, $.01 Par Value, 300,000 Shares Authorized;
199,000 Shares Issued and Outstanding                                                 1,990               1,990               1,990
                                                                                -----------         -----------         -----------

Additional Paid in Capital - End of Period                                        2,066,493           2,066,493           2,066,493
                                                                                -----------         -----------         -----------

Retained Earnings (Deficit)
     Balance, Beginning of Period                                                  (249,240)            (35,506)            (35,506)
     Net Income (Loss)                                                             (182,400)            (58,891)           (177,734)
     Less:  Dividends Paid and Accrued to the SBA                                   (18,000)            (18,000)            (36,000)
                                                                                -----------         -----------         -----------

     Balance End of Period                                                         (449,640)           (112,397)           (249,240)
                                                                                -----------         -----------         -----------

     Total Stockholders' Equity                                                 $ 1,618,843         $ 1,956,086         $ 1,819,243
                                                                                ===========         ===========         ===========

      See Accountants' Review Report and Notes to the Financial Statements

                         UNITED CAPITAL INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2000 AND 1999


NOTE 1 ORGANIZATION

United Capital Investment Corp. (The "Company") was formed on May 11, 1984, for the purpose of operating as a specialized small business investment company (SSBIC), licensed under the Small Business Investment Act of 1958 and regulated and financed in part by the Small Business Administration (SBA). The Company's business is to provide financing to persons who qualify as disadvantaged persons under applicable SBA regulations.

NOTE 2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies applied by the Company in the preparation of its financial statements. The Company maintains its accounts and prepares its financial statements on the accrual method of accounting in conformity with generally accepted accounting principles for investment companies.

Valuation of Loans and Investments

As of June 30, 2000, all investments made by the Company have been in the form of loans to closely held corporations. The Board of Directors has valued the investment portfolio based upon the cost of such investments, less a provision for loan losses. However, because of the inherent uncertainty of the valuation, the estimated values might otherwise be significantly higher or lower than the values that would exist in a ready market for such loans which market has not and does not exist. The provision for loan losses of $89,654 represents a good faith determination by the Board of Directors. Substantially, all loans are collateralized by business assets and real estate. See schedule for analysis of loan portfolio.

Recognition of Interest Income

It is the Company's policy to record interest on loans and debt securities only to the extent that management and the Board of Directors anticipate such amounts may be collected. As of June 30, 2000, the Board of Directors elected to accrue interest on substantially all outstanding loans.

Gains or Losses on Securities

Cost of securities sold is reported on the average cost basis. Amounts reported as realized gains and losses are measured by the difference between the proceeds of sale and the cost basis of the investment without regard to unrealized gain or loss reported in prior years.

No gain is recognized on the exchange of one investment security for another, or on the exchange of an equity or debt investment for other tangible or intangible assets.

                         UNITED CAPITAL INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2000 AND 1999


NOTE 2 SIGNIFICANT ACCOUNTING POLICIES
(Continued)

Furniture, Fixtures and Equipment

Fixed assets are recorded at cost. Depreciation is computed on the straight line basis.

Pension Plan

The Company maintains a defined contribution money purchase plan covering all qualifying employees. A provision of $7,000 and $7,700 was included for the six months ended June 30, 2000 and 1999, respectively.

Income Taxes

Tax provisions for the various periods were as follows:

                      June 30, 2000                 $   455
                      June 30, 1999                 $   707
                      December 31, 1999             $   680

The Company has registered as an investment company under the Investment Company Act of 1940 for the first year ended December 31, 1989 and intends to make the election for the current period ending December 31, 2000. A regulated investment company can generally avoid taxation at the corporate level to the extent 90% of the income is distributed to its stockholders.

Earnings Per Share

Earnings per share of common stock are based on a weighted average number of shares outstanding during the period, less preferred stock dividend.

NOTE 3 LONG TERM DEBT - SBA SUBORDINATED DEBENTURES

As  of  June  30,  2000  and  1999,   long  term  debt  to  the  Small  Business
Administration consisted of the following subordinated debentures:

                          First      Second                  June 30,
Due Date                     Five Years                2000             1999
--------                     ----------             ----------      ----------

September 1, 2001         5.33%       8.33%         $  400,000      $  400,000
December 18, 2006         7.08%       7.08%                 --       1,400,000
                                                    ----------      ----------

                                                    $  400,000      $1,800,000
                                                    ==========      ==========

                         UNITED CAPITAL INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2000 AND 1999


NOTE 3 LONG TERM DEBT - SBA SUBORDINATED DEBENTURES
(Continued)

One June 1, 2000 the Company prepaid the subordinated debenture payable to the Small Business Administration in the amount of $1,400,000. This subordinated debenture was originally due on December 18, 2006. However, the Company elected to prepay the entire principle balance including a 2% prepayment penalty totaling $28,000. Additionally, origination costs associated with the issuance of this subordinated debenture, aggregating $50,750 paid in 1996 were being amortized over a ten-year period. The remaining unamortized balance of $35,314 was charged to earnings during the current period.

NOTE 4 REDEEMABLE PREFERRED STOCK

Effective November 21, 1989 Congress passed legislation which alters the preferred stock to a 4 percent cumulative dividend and a fifteen year call provision for all preferred stock sold subsequent to the effective date. The Company amended its certificate of incorporation to create a class A preferred stock $1,000 par value which will consist of the 1,000 outstanding preferred stock and to change the existing 3,000 authorized but unissued shares of preferred stock into a new class B preferred stock $1,000 par value which will carry a 4 percent cumulative dividend rate and a mandatory 15 year redemption.

Subsequent to the repurchase of the 3% preferred stock (see note 8), the Company retired the class A preferred stock. On February 17, 1995 the Company sold 500 shares of its 15 year redeemable, 4% cumulative preferred stock to the SBA for $500,000 and on September 20, 1991, the Company sold 400 shares of its 15 year redeemable, 4 percent cumulative preferred stock to the SBA for $400,000. The mandatory redemption provisions call for the preferred stock to be repurchased by the Company at its face value. In accordance with Regulation S-X, the Company's financial statements present the preferred stock as Long Term Debt.

NOTE 5 PREFERRED STOCK

As of June 30, 1999 the Company was authorized to issue 4,000 shares of cumulative preferred stock, consisting of 1,000 shares of 3 percent cumulative preferred stock and a second class of 4 percent cumulative, 15 year redeemable preferred stock, $1,000 par value.

As of June 30, 1999, 900 shares of 4 percent preferred stock were issued to the SBA. Each share is entitled to receive 4 percent per annum. Dividends are not required to be paid to the SBA on an annual or other periodic basis, so long as cumulative dividends are paid to the SBA before any other payments are made to shareholders. Such dividends on the preferred stock will be deemed to be earned at the time dividends on the Company's common stock are declared, and accordingly will reduce the amounts available for distribution to the Company's shareholders. As of June 30, 2000, the Company was contingently liable to the SBA on the 4 percent redeemable preferred stock from January 1, 1996 to June 30, 2000 in the amount of $162,000.

                         UNITED CAPITAL INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2000 AND 1999


NOTE 6 LEASE AGREEMENT

Minimum rental commitments under operating leases in effect as of June 30, 2000 are as follows:

Rental expense for the current period was $10,687. The lease expires on October 31, 2000, and calls for minimum monthly rental costs of $2,400.

NOTE 7 MANAGEMENT FEES

Effective February 9, 1993, the SBA approved the Company's request for an increase in total compensation to $160,200. Total compensation paid to officers aggregated $68,335 and $77,022 for the six months ended June 30, 2000 and 1999, respectively.

NOTE 8 RELATED PARTY TRANSACTION

Certain officers and directors of the Company are also shareholders of the Company. Officers' salaries are set by the Board of Directors and are also subject to maximum compensation by the SBA.

NOTE 9 FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISKS

The Company maintained an aggregate of approximately $1,134,630 in various banks in excess of amounts that would be insured by the Federal Depository Insurance Company.

NOTE 10 COMMITMENTS AND CONTINGENCIES

Pursuant to SBA regulations, all SSBIC's issuing debentures subsequent to April 25, 1994, were required to amend their certificates of incorporation to indicate that they have consented, in advance, to the SBA's right to require the removal of officers or directors and to the appointment of the SBA, or its designee, in the event of certain default provisions. Effective November 1994, the Company amended its certificate of incorporation in accordance with the current provision of the SBA regulation.

NOTE 11 SIGNIFICANT CONCENTRATION OF CREDIT RISK

Approximately thirty seven percent (37%) of the Company's loan portfolio consists of loans made for the financing and purchase of Dry Cleaners and related equipment.

                         UNITED CAPITAL INVESTMENT CORP.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2000


                                                         Original
Outstanding           Number                             Maturity      Balance
Type of Loan         of Loans        Interest Rate         Date      Outstanding
------------         --------        -------------         ----      -----------

Dry Cleaners            10          10.00% - 15.00%   4 - 12 years   $  584,485
Restaurant               5          12.50% - 14.50%   4 - 10 years      371,324
Deli - Grocery           5           9.50% - 15.00%   4 - 10 years      208,260
Taxi Cabs                1                   12.00%        4 years       12,545
Medical Clinic           4          11.50% - 14.00%    4 - 6 years       46,040
Beauty Salons            2          12.00% - 15.00%   4 - 15 years      125,360
Herb Store               2           9.00% - 14.00%    4 - 5 years      132,519
Clothing                 1                   15.00%        4 years        9,446
Sporting Goods           1                   15.00%        4 years       16,383
Food & Bakery            1                    9.00%        5 years       10,486
Manufacturing            1            Prime + 1.00%       15 years       37,389
Import - Export          1                   12.00%        4 years       25,567
Fruit & Vegetable        4          12.00% - 15.00%        4 years      124,793
Photo Supply             1                   14.50%        4 years        5,321
                        --                                           ----------
                        39                                           $1,709,918
                        ==                                           ==========

                         UNITED CAPITAL INVESTMENT CORP.
                            SUPPLEMENTARY INFORMATION
                            PER SHARE DATA AND RATIOS

                                                          June 30,                         December 31,
                                                          --------                         ------------
                                                       2000       1999       1999       1998       1997       1996       1995
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
Per Share Data
Investment Income                                   $     .82  $    1.00  $    1.87  $    2.45  $    2.55  $    2.15  $    2.36
Investment Expenses                                     (1.27)     (1.02)     (2.11)     (2.22)     (2.15)     (1.91)     (1.84)
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------


          Net Investment Income                          (.45)      (.02)       .24        .23        .40        .24        .52

Net Realized and Unrealized Gains
     and Losses on Securities                            (.46)      (.28)      (.66)      (.28)      (.39)

Dividends                                                (.09)      (.09)      (.18)      (.18)      (.18)      (.44)      (.17)
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------

Net Increase/Decrease in Net Asset Value                (1.00)      (.39)     (1.08)      (.23)      (.17)      (.20)       .35

Net Asset Value - Beginning of Period               $    9.14  $   10.22  $   10.22  $   10.45  $   10.62  $   10.82  $   10.47
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------


Net Asset Value - End of Year                       $    8.14  $    9.83  $    9.14  $   10.22  $   10.45  $   10.62  $   10.82
                                                    =========  =========  =========  =========  =========  =========  =========


Ratios
Ratio of Expenses to Average Net Assets                 14.75%     12.9%      21.7%      21.8%      20.4%      17.9%      17.2%
                                                    =========  =========  =========  =========  =========  =========  =========

Ratio of Net Investment Income to
     Average Net Assets                                (10.61)%    (2.9)%     (9.3)%      2.3%       3.8%       2.2%       4.9%
                                                    =========  =========  =========  =========  =========  =========  =========